Commitments and Contingencies - Credit Extension Commitments Narrative (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Legally binding unfunded commitments syndicated	$ 15,700,000,000	$ 21,900,000,000
Carrying amount credit extension commitments syndicated	546,000,000	503,000,000
Deferred revenue	18,000,000	19,000,000
Other liabilities reserve for unfunded lending commitments	528,000,000	484,000,000
Notional amount of credit extension commitments under fair value option	9,900,000,000	13,000,000,000
Unfunded loan commitments
Other Commitments [Line Items]
Fair value carrying amount liabilities	$ 405,000,000	$ 354,000,000